Common Stock (Details) - Evolv Technologies Holdings Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2019 USD ($) Vote $ / shares shares	Mar. 31, 2020 shares
Number of shares authorized	325,991,899	305,491,899	300,000,000
Par value common stock | $ / shares	$ 0.01	$ 0.01	$ 0.01
Number of votes per common share | Vote	1	1	1
Cash dividends declared or paid | $	$ 0	$ 0	$ 0
Number of common stock reserved	290,581,211	271,350,898	264,360,106	2,592,202